Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4. Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Accounts receivable-third parties	$7,136,451	$3,842,981
Accounts receivable-related parties	5,765	—
Less: allowance for credit losses	(528)	(2,861)
Accounts receivable, net	$7,141,688	$3,840,120

For the six months ended June 30, 2025 and year ended December 31, 2024, the Company recorded allowance for credit losses of third parties for $528 and $2,861, respectively.

The Company subsequently collected outstanding accounts receivable balance of $2,207,417 for the six months ended June 30, 2025 as of the date of this report.

Changes of allowance for credit losses are as follows:

	For the six months ended June 30, 2025	For the fiscal year ended December 31, 2024
Beginning balance	$2,861	$3,015
Reversal of allowance for credit losses	(2,333)	(154)
Ending balance	$528	$2,861